SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2025
Significant Accounting Policies
Schedule of anti-dilutive effect on loss per share

	As of March 31,
	2025	2024	2023
Warrants	481,581	481,581	—
Share options	225,117	90,281	98,171
Restricted stock units	5,410	18,467	18,937